Basis of Presentation and Summary of Significant Accounting Policies (Details) - Property, Plant and Equipmen, Useful Lives	3 Months Ended
Mar. 31, 2014
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	25 years